STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Current
Cash	$ 66,125	$ 30,887
Receivables	9,818	7,606
Prepaid expenses and deposits	26,673	39,456
Current assets	102,616	77,949
Current
Accounts payable and accrued liabilities	332,639	527,125
Loans from related parties	87,500	87,500
Current liabilities	420,139	614,625
Non-current
Promissory notes	81,513
Liabilities	501,652	614,625
DEFICIENCY
Share capital	18,238,161	17,841,522
Share-based payment and other reserve	10,535,182	10,277,321
Deficit	(29,172,379)	(28,655,519)
DEFICIENCY	(399,036)	(536,676)
DEFICIENCY AND LIABILITIES	$ 102,616	$ 77,949